Held For Sale Assets (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2020	Apr. 30, 2019	Dec. 31, 2020	Nov. 30, 2020
Held For Sale Assets (Details) [Line Items]
Equity ownership interest, percentage		100.00%
Amount of equity interest		¥ 367,787
Loss on sale of stock in subsidiary			¥ 43,032
Hunan Longxi [Member]
Held For Sale Assets (Details) [Line Items]
Equity ownership interest, percentage	80.00%			20.00%
Cash consideration	¥ 200,000
Uncollected considerations			175,000
Additional uncollected considerations			¥ 120,000
Additional equity ownership interest, percentage			50.00%